FAIR VALUE MEASUREMENTS - Fair Value Estimated Using Net Asset Value per Share (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	$ 4,719,489,317	$ 4,602,651,089
Fair Value Estimated Using Net Asset Value per Share
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	3,744,351,129	3,615,031,603
Mellon Capital Small Cap Stock Index Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	169,951,861	179,341,271
Mellon Capital Small Cap Stock Index Fund | Fair Value Estimated Using Net Asset Value per Share
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	$ 169,951,861	$ 179,341,271
Redemption Notice Period	1 day	1 day
Mellon Capital Mid Cap Stock Index Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	$ 459,321,305	$ 456,261,518
Mellon Capital Mid Cap Stock Index Fund | Fair Value Estimated Using Net Asset Value per Share
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	$ 459,321,305	$ 456,261,518
Redemption Notice Period	1 day	1 day
Mellon Capital Stock Index Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	$ 1,429,311,150	$ 1,298,414,738
Mellon Capital Stock Index Fund | Fair Value Estimated Using Net Asset Value per Share
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	$ 1,429,311,150	$ 1,298,414,738
Redemption Notice Period	1 day	1 day
Mellon Capital International Stock Index Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	$ 690,699,519	$ 704,972,081
Mellon Capital International Stock Index Fund | Fair Value Estimated Using Net Asset Value per Share
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	$ 690,699,519	$ 704,972,081
Redemption Notice Period	1 day	1 day
Mellon Capital Aggregate Bond Index Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	$ 511,889,594	$ 521,308,895
Mellon Capital Aggregate Bond Index Fund | Fair Value Estimated Using Net Asset Value per Share
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	$ 511,889,594	$ 521,308,895
Redemption Notice Period	1 day	1 day
Mellon Capital Treasury Inflation-Protected Securities Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	$ 24,183,840	$ 24,749,151
Mellon Capital Treasury Inflation-Protected Securities Fund | Fair Value Estimated Using Net Asset Value per Share
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	$ 24,183,840	$ 24,749,151
Redemption Notice Period	1 day	1 day
JPMorgan Strategic Property Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	$ 84,071,443	$ 68,468,634
JPMorgan Strategic Property Fund | Fair Value Estimated Using Net Asset Value per Share
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	$ 84,071,443	$ 68,468,634
Redemption Notice Period	30 days	30 days
Mellon Capital Emerging Markets Stock Index Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	$ 65,013,298	$ 60,252,437
Mellon Capital Emerging Markets Stock Index Fund | Fair Value Estimated Using Net Asset Value per Share
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	$ 65,013,298	$ 60,252,437
Redemption Notice Period	1 day	1 day
William Blair Large Cap Growth I
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	$ 214,753,054
William Blair Large Cap Growth I | Fair Value Estimated Using Net Asset Value per Share
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	$ 214,753,054
Redemption Notice Period	1 day
Columbia Trust Focused Large Cap Growth Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value		$ 195,092,837
Columbia Trust Focused Large Cap Growth Fund | Fair Value Estimated Using Net Asset Value per Share
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value		$ 195,092,837
Redemption Notice Period		1 day
Sands Capital International Growth CIT
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	$ 22,073,747	$ 25,623,845
Sands Capital International Growth CIT | Fair Value Estimated Using Net Asset Value per Share
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	$ 22,073,747	$ 25,623,845
Redemption Notice Period	1 day	1 day
MetWest Total Return Bond Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	$ 59,886,326	$ 65,185,142
MetWest Total Return Bond Fund | Fair Value Estimated Using Net Asset Value per Share
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	$ 59,886,326	$ 65,185,142
Redemption Notice Period	1 day	1 day
Self-Directed Brokerage Account
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	$ 120,451,987	$ 101,663,935
Self-Directed Brokerage Account | Fair Value Estimated Using Net Asset Value per Share
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	$ 13,195,992	$ 15,361,054
Redemption Notice Period	1 day	1 day